End-user Incentive Programs (Tables)	9 Months Ended
Sep. 30, 2020
End-user Incentive Programs
Schedule of end-user incentive program costs

End-user incentive program costs consisted of the following for the nine months ended September 30, 2020 and September 30, 2019:

	Nine Months Ended
	September 30,
	2020	2019
Marketing promotions and discounts accounted for as a reduction of revenue	$36,577	$19,316
Marketing promotions accounted for as sales and marketing expense	61,351	32,189
Total cost of end-user incentive programs	$97,928	$51,505